Investment Properties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment Properties
Land	$ 3,136,981	$ 2,929,054
Buildings and improvements	26,196,349	24,263,169
Total land, buildings and improvements	29,333,330	27,192,223
Furniture, fixtures and equipment	323,716	316,512
Investment properties at cost	29,657,046	27,508,735
Less - accumulated depreciation	8,388,130	7,711,304
Investment properties net	21,268,916	19,797,431
Construction in progress, included above	$ 464,076	$ 125,227